Business Combination - Additional Information (Detail) € in Millions, ₨ in Millions						12 Months Ended
	Nov. 23, 2016 INR (₨)	Feb. 29, 2016 INR (₨)	Feb. 09, 2016	Jan. 05, 2016 INR (₨)	Aug. 06, 2015 INR (₨)	Mar. 31, 2018 INR (₨) Acquisition	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Nov. 23, 2016 USD ($)	Mar. 31, 2016 INR (₨)	Feb. 29, 2016 USD ($)	Jan. 05, 2016 EUR (€)	Aug. 06, 2015 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill						₨ 117,584.0	₨ 125,796.0		$ 1,806,000,000		₨ 101,991.0
Designit AS [member]
Disclosure of detailed information about business combination [line items]
Acquisition date					Aug. 06, 2015
Acquired percentage					100.00%									100.00%
Total consideration include earn out					₨ 6,501.0									€ 93.0
Deferred earn-out amount					₨ 2,108.0									€ 30.0
Deferred earn-out amount, period					3 years
Deferred earn-out amount, discount rate					13.00%
Deferred earn-out amount liability fair value					₨ 1,287.0		293.0
Cash and cash equivalents acquired					359.0
Trade receivables acquired					392.0
Goodwill					4,046.0
Earn-out payment						97.0	83.0
Net gain (loss) recorded						192.0	1,032.0
Total consideration					₨ 5,680.0
Cellent AG [member]
Disclosure of detailed information about business combination [line items]
Acquisition date				Jan. 05, 2016
Acquired percentage				100.00%									100.00%
Cash and cash equivalents acquired				₨ 367.0
Trade receivables acquired				1,437.0
Goodwill				3,913.0
Total consideration				₨ 5,686.0									€ 78.8
Working capital adjustments							114.0
HPH Holdings Corp [member]
Disclosure of detailed information about business combination [line items]
Acquisition date			Feb. 29, 2016
Total consideration include earn out		₨ 30,850.0										$ 450,900,000
Deferred earn-out amount		₨ 1,115.0										16,300,000
Deferred earn-out amount, period		3 years
Deferred earn-out amount, discount rate		14.10%
Deferred earn-out amount liability fair value		₨ 536.0					65.0					$ 7,800,000
Cash and cash equivalents acquired		47.0
Trade receivables acquired		2,472.0
Goodwill		22,590.0
Earn-out payment						66.0
Net gain (loss) recorded							(1,351.0)
Working capital adjustments		₨ 219.0
Revenue of combined entity as if combination occurred at beginning of period | $								$ 526,671
Profit (loss) of combined entity as if combination occurred at beginning of period | $								$ 88,314
Appirio Inc [member]
Disclosure of detailed information about business combination [line items]
Acquisition date	Nov. 23, 2016
Cash and cash equivalents acquired	₨ 85.0
Trade receivables acquired	2,363.0
Goodwill	28,020.0
Total consideration	₨ 32,402.0									$ 475,700,000
Revenue of combined entity as if combination occurred at beginning of period							559,575.0
Profit (loss) of combined entity as if combination occurred at beginning of period							₨ 85,424.0
Material acquisitions [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents acquired						58.0
Trade receivables acquired						215.0
Goodwill						1,185.0
Total consideration						₨ 6,924.0
Number of business combination completed | Acquisition						4